Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Minimum Rental Commitments Under Operating Lease

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of May 4, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
Remaining 2013	$30,367	$2,330	$32,697
2014	42,991	4,413	47,404
2015	42,287	4,678	46,965
2016	41,340	3,097	44,437
2017	40,912	2,610	43,522
Thereafter	153,485	13,031	166,516

	$351,382	$30,159	$381,541

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of February 2, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
2013	$38,278	$2,858	$41,136
2014	41,519	4,413	45,932
2015	40,670	4,678	45,348
2016	39,721	3,097	42,818
2017	39,290	2,610	41,900
Thereafter	143,394	13,011	156,405

	$342,872	$30,667	$373,539